Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.
Entity Central Index Key	0001533490
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000111140
Shareholder Report [Line Items]
Fund Name	Mortgage-Backed Securities Multi-Sector Account Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mortgage-Backed Securities Multi-Sector Account Portfolio (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities Multi-Sector Account Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 45,903,000
Holdings Count | Holding	739
InvestmentCompanyPortfolioTurnover	376.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$45,903
Number of Portfolio Holdings	739

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	103.6%
Short-Term and Other	-3.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
Federal National Mortgage Assn.	38.9%
Federal Home Loan Mortgage	23.8
Government National Mortgage Assn.	22.4
UMBS	18.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless